Note 17 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years Ended December 31
	2014	2013	2012

Net loss from continuing operations (in thousands)	$(15,057)	$(19,093)	$(26,688)
Income (loss) from discontinued operations (in thousands)	-	(6)	895

Net loss (in thousands)	$(15,057)	$(19,099)	$(25,793)

Weighted average shares outstanding (in thousands) – basic	1,362,465	1,435,778	1,552,190
Effect of dilutive securities:
Options and RSUs (in thousands)	-	-	-

Weighted average shares outstanding (in thousands) – diluted	1,362,465	1,435,778	1,552,190

Loss per share – basic and diluted
Continuing operations	$(0.01)	$(0.01)	$(0.02)
Discontinued operations	-	-	-
	$(0.01)	$(0.01)	$(0.02)